Note 10 - Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease commitments
Year ending December 31:
2019	34,000
2020	71,000
2021	61,000
Total minimum lease payments	$166,000

Year ending December 31:
2019	69,000
2020	71,000
2021	61,000
Total minimum lease payments	201,000